Other assets - Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other assets
Deferred charges	€ 6,015	€ 5,301	€ 4,486
Tax credits	802	1,024	814
Accrued income	91	641	611
Other tax receivables	2,700	4,145	2,466
Grants	5,495	6,784	372
Other non-trade receivables	388	271	272
Derivatives	43		139
Total other current assets	€ 15,533	€ 18,166	€ 9,160